FolioBeyond Rising Rates ETF

SCHEDULE OF INVESTMENTS at April 30, 2022 (Unaudited)

	Principal Amount	Value
MORTGAGE BACKED SECURITIES: 93.5%
Federal Home Loan Mortgage Corporation REMICS
3.500%, 4/25/36 (1)	$7,542,749	$899,146
4.500%, 7/25/39 (1)	6,507,786	1,005,881
4.000%, 5/25/40 (1)	5,655,285	901,933
4.000%, 1/25/49 (1)	6,947,217	1,296,188
4.000%, 6/25/49 (1)	1,350,461	233,394
4.500%, 10/25/49 (1)	8,600,775	1,594,043
3.000%, 3/25/50 (1)	1,537,826	245,063
4.000%, 4/25/50 (1)	5,846,677	1,287,236
4.500%, 6/25/50 (1)	11,921,014	2,352,594
4.000%, 8/25/50 (1)	2,723,656	538,223
4.500%, 8/25/50 (1)	12,731,447	2,739,532
4.000%, 9/25/50 (1)	5,060,860	941,285
4.500%, 10/25/50 (1)	14,621,734	2,887,450
4.500%, 10/25/50 (1)	5,203,762	1,039,530
5.500%, 10/25/50 (1)	5,387,319	1,144,313
3.000%, 11/25/50 (1)	14,456,037	2,251,912
4.500%, 12/25/50 (1)	6,437,756	1,400,616
3.500%, 2/25/51 (1)	5,527,073	988,751
3.000%, 3/25/51 (1)	4,920,366	770,361
4.500%, 4/25/51 (1)	11,712,735	2,606,590
2.500%, 5/25/51 (1)	8,547,508	1,312,013
4.000%, 5/25/51 (1)	12,859,581	2,941,918
4.000%, 5/25/51 (1)	6,017,650	1,089,886
3.000%, 6/25/51 (1)	3,014,625	449,884
4.000%, 7/25/51 (1)	2,613,384	500,794
3.000%, 9/25/51 (1)	2,202,997	336,480
4.000%, 11/25/51 (1)	5,234,683	960,164
4.500%, 11/25/51 (1)	13,874,161	2,915,579
Federal National Mortgage Association REMICS
3.500%, 5/25/41 (1)	1,480,674	205,433
4.500%, 2/25/48 (1)	6,175,306	1,249,961
4.500%, 3/25/48 (1)	5,519,471	899,041
4.000%, 8/25/48 (1)	2,231,505	377,717
2.500%, 10/25/48 (1)	7,149,442	1,022,392
4.000%, 7/25/49 (1)	10,114,886	1,785,090
3.500%, 2/25/50 (1)	2,106,734	333,405
3.500%, 4/25/50 (1)	3,057,959	539,900
3.500%, 4/25/50 (1)	4,906,841	896,427
4.500%, 4/25/50 (1)	9,980,386	2,142,919
4.500%, 6/25/50 (1)	11,966,695	2,349,504
4.000%, 7/25/50 (1)	2,598,137	480,561
4.000%, 11/25/50 (1)	12,754,136	2,414,822
4.500%, 1/25/51 (1)	13,173,961	3,147,022
4.000%, 2/25/51 (1)	2,010,282	375,370
3.500%, 6/25/51 (1)	4,858,716	834,555
3.500%, 10/25/51 (1)	2,982,790	535,256
3.000%, 11/25/51 (1)	3,843,685	552,753
3.500%, 11/25/51 (1)	1,347,803	237,270
4.000%, 11/25/51 (1)	12,368,863	2,329,712
Government National Mortgage Association
3.000%, 11/20/46 (1)	19,774,821	2,327,979
3.500%, 11/20/48 (1)	5,904,851	841,650
3.500%, 6/20/49 (1)	7,557,652	940,139
5.000%, 2/20/50 (1)	1,124,670	173,603
3.500%, 6/20/50 (1)	12,202,819	1,859,774
4.000%, 11/20/50 (1)	9,691,046	1,639,879
4.000%, 12/20/50 (1)	1,203,949	168,798
3.500%, 4/20/51 (1)	6,031,441	865,633
3.500%, 4/20/51 (1)	8,500,407	1,138,383
3.500%, 7/20/51 (1)	1,390,239	210,821
3.500%, 9/20/51 (1)	2,858,064	486,612
4.500%, 9/20/51 (1)	3,174,819	428,716
TOTAL MORTGAGE BACKED SECURITIES
(Cost $67,306,764)		71,421,856

UNITED STATES TREASURY OBLIGATIONS - 2.8%
United States Treasury Note - 2.8%
1.375%, 11/15/31	2,475,000	2,164,658
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $2,374,287)		2,164,658

	Shares	Value
SHORT-TERM INVESTMENTS - 3.6%
Money Market Funds - 3.6%
First American Government Obligations Fund - Class X, 0.220% (2)	2,759,353	2,759,353
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,759,353)		2,759,353

TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $72,440,404)		76,345,867
Other Assets in Excess of Liabilities - 0.1%		53,942
TOTAL NET ASSETS: 100.0%		$76,399,809

(1)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(2)	The rate shown is the annualized seven-day effective yield as of April 30, 2022.

Summary of Fair Value Exposure at April 30, 2022 (Unaudited)

The FolioBeyond Rising Rates ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$-	$71,421,856	$-	$71,421,856
United States Treasury Obligations	-	2,164,658	-	2,164,658
Short-Term Investments	2,759,353	-	-	2,759,353
Total Investments in Securities	$2,759,353	$73,586,514	$-	$76,345,867